Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Leases
As of December 31, 2024 and 2023, supplemental balance sheet information related to leases was as follows:

	December 31, 2024		December 31, 2023
	Operating leases	Finance leases	Operating leases	Finance leases
Weighted average remaining lease term (years)	5.6	12.7	4.3	13.7
Weighted average discount rate	6.6%	6.5%	4.1%	6.5%

Schedule of Maturities of Financing Lease Liabilities
As of December 31, 2024, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2025	$15,717	$12,800
2026	12,127	12,800
2027	12,177	12,800
2028	11,838	12,800
2029	9,840	12,800
Thereafter	12,817	158,704
Total lease payments	$74,516	$222,705
Less: Imputed interest	(18,739)	(86,944)
Present value of lease liabilities	$55,777	$135,761

Schedule of Maturities of Operating Lease Liabilities
As of December 31, 2024, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2025	$15,717	$12,800
2026	12,127	12,800
2027	12,177	12,800
2028	11,838	12,800
2029	9,840	12,800
Thereafter	12,817	158,704
Total lease payments	$74,516	$222,705
Less: Imputed interest	(18,739)	(86,944)
Present value of lease liabilities	$55,777	$135,761